Equity Incentive Plans (Details) - Schedule of Summary of Activity in the Company's RSUs - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Sep. 30, 2023 $ / shares shares
Equity Incentive Plans (Details) - Schedule of Summary of Activity in the Company's RSUs [Line Items]
Number of units outstanding, Beginning | shares	10,984,241
Weighted-Average Grant Date Fair Value per Unit outstanding, Beginning | $ / shares	$ 6.84
Number of units Cancelled | shares	(10,774,747)
Weighted-Average Grant Date Fair Value per Unit, Cancelled | $ / shares	$ 6.84
Number of units outstanding, Ending | shares	209,494
Weighted-Average Grant Date Fair Value per Unit outstanding, Ending | $ / shares	$ 6.84